STATUTORY FINANCIAL INFORMATION AND DIVIDEND RESTRICTIONS - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($) insurer
American Equity Investment Life Insurance Company
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	$ 140
Prescribed practice statutory capital and surplus	$ 48
Number of captive insurers | insurer	3
Dividend without restrictions	$ 276
American Equity Investment Life Holdings
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	6,500
American National Insurance Company
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	370
Dividend without restrictions	242
ANPAC
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	56
Dividend without restrictions	77
AIC
Statutory Accounting Practices [Line Items]
Dividend without restrictions	145
CIC
Statutory Accounting Practices [Line Items]
Dividend without restrictions	112
Freestone Re Ltd.
Statutory Accounting Practices [Line Items]
Dividend without restrictions	659
NER Ltd.
Statutory Accounting Practices [Line Items]
Dividend without restrictions	$ 27